UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21834

YORK ENHANCED STRATEGIES FUND, LLC
(Exact name of registrant as specified in charter)

767 Fifth Avenue, 17TH Floor New York, New York		10153
(Address of principal executive offices)		(Zip code)

The Corporation Trust Company 1209 Orange Street Wilmington, Delaware 19801
(Name and address of agent for service)

Copies to: David M. Mahle Jones Day 222 East 41ST Street New York, New York 10017

Registrant’s telephone number, including area code:		(212) 300-1300

Date of fiscal year end:	December 31, 2010

Date of reporting period:	September 30, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS.

Par Value		Description	Value	Percentage of Net Assets

		CORPORATE BONDS #

		COMMUNICATIONS
	$3,000,000	Hughes Networks Systems, 9.50%, due 4/15/14	$3,105,000
		Intelsat Corporation,
	5,000,000	9.25%, due 8/15/14	5,175,000
	5,000,000	9.25%, due 6/15/16	5,325,000
	4,635,000	9.50%, due 6/15/16	4,936,275
	17,209,828	11.50%, due 2/4/17 (PIK)	18,586,614
		TOTAL COMMUNICATIONS	37,127,889	13.9%

		CONSUMER CYCLICAL
	1,000,000	Adelphia Communications Corp., 0.00%, expired maturity * + Escrow	—
	3,500,000	Baker & Taylor, Inc., 11.50%, due 7/1/13 ##	2,432,500
	518,000	CW Media Holdings, Inc., 13.50%, due 8/15/15 (PIK) ##	641,713
	4,789,000	Cengage Learning Acquisitions, Inc., 10.50%, due 1/15/15 ##	4,753,082
		Ford Motor Credit Co.,
	700,000	6.00%, due 1/20/15	703,500
	366,000	6.52%, due 3/10/13	365,085
	500,000	7.90%, due 5/18/15	492,500
		Harrah’s Operating Co., Inc.,
	2,542,000	10.00%, due 12/15/18	2,020,890
		Lear Corp.,
	3,300,000	5.75%, due 8/1/14 + Escrow	77,550
	10,500,000	Leslie’s Poolmart, 7.75%, due 2/1/13	10,552,500
		Rouse Co. LP (The) * +
	5,358,000	6.75%, due 5/1/13 ##	6,201,885
	8,057,000	7.20%, due 9/15/12	9,567,687
	2,737,000	8.00%, expired maturity	3,174,920
		Smurfit Stone Container Corp., Escrow #
	375,000	7.50%, due 6/1/13	11,250
	156,000	8.00%, due 3/15/17	4,680
	64,000	8.25%, due 10/1/12	1,920
		TOTAL CONSUMER CYCLICAL	41,001,662	15.3

		ENERGY
		Enron Corp., *+
	2,500,000	0.00%, due 2/7/21 ##	—
JPY	500,000,000	0.97%, expired maturity	—
EUR	10,000,000	4.375%, expired maturity	—
	$2,500,000	6.31%, expired maturity ##	1,000
	1,000,000	7.375%, expired maturity ##	—
	8,500,000	8.25%, expired maturity ##	—
	2,500,000	8.31%, expired maturity ##	—
GBP	1,500,000	8.75%, expired maturity	—
		Sabine Pass LNG LP,
	$2,000,000	7.25%, due 11/30/13	1,927,500
	7,000,000	7.50%, due 11/30/16	6,370,000
		TOTAL ENERGY	8,298,500	3.1

		FINANCIALS
		Allied Irish Bank PLC,
EUR	2,000,000	1.275%, due 10/24/17 **	1,691,546
GBP	2,000,000	11.50%, due 3/29/22	2,884,106
	$5,000,000	Ally Financial , Inc., 7.50%, due 9/15/20 ##	5,325,000
		Capmark Finanical Group, Inc., +
	3,000,000	0.00%, expired maturity	997,500
	6,000,000	5.875%, due 05/10/12	2,055,000
	8,000,000	6.30%, due 5/10/17	2,740,000
		CIT Group, Inc.,
	564,847	7.00%, due 5/1/13	566,965
	1,847,270	7.00%, due 5/1/14	1,838,034
	847,270	7.00%, due 5/1/15	838,797
	4,148,118	7.00%, due 5/1/16	4,075,526
EUR	1,707,000	Dexia Funding SA/Luxembourg, 4.892% **	1,536,879
		Fortis Bank SA, **
	9,000,000	2.254%, Perpetual Maturity	6,936,703
	11,250,000	2.879%, Perpetual Maturity	8,632,512
		General Motors Liquidation Co., * +
	225,000	7.25%, due 7/3/13	102,823
	13,141,000	8.375%, due 7/5/33	6,094,940
		Glitnir Banki HF, * +
CHF	795,000	0.00%, expired maturity	230,671
EUR	3,400,000	0.00%, expired maturity	1,414,624
	400,000	0.00%, due 5/24/11	166,426
	$183,000	0.00%, due 1/18/12	56,272
EUR	1,680,000	3.00%, expired maturity	698,990
	$5,000,000	4.75%, due 10/15/10 ##	1,537,500
EUR	500,000	4.85%, due 4/6/12	208,033
	$5,000,000	6.375%, due 9/25/12 ##	1,537,500

Par Value		Description	Value	Percentage of Net Assets

		GMAC LLC,
	$255,000	6.85%, due 7/15/16 ++	$227,358
	200,000	7.00%, due 11/15/24	166,400
	155,000	7.375%, due 11/15/16	144,398
	218,000	7.50%, due 11/15/16	202,260
	3,470,000	8.375%, due 7/15/33 *+	1,162,450
		Lehman Brothers Holdings, Inc., * +
EUR	7,000,000	0.00%, expired maturity	2,220,154
	2,880,000	0.00%, due 7/20/12	913,435
	3,950,000	0.00%, due 2/5/14	1,252,801
GBP	5,000,000	5.00%, due 1/26/10	1,925,357
EUR	500,000	5.375%, due 10/17/12	158,582
	$858,000	5.625%, due 1/24/13	199,485
	10,887,000	6.875%, due 5/2/18	2,558,445
		Kaupthing Bank, * +
EUR	2,113,000	0.00%, expired maturity	763,849
	4,719,000	0.00%, expired maturity	1,705,917
	$10,925,000	0.00%, expired maturity	2,922,437
EUR	1,800,000	0.00%, expired maturity	650,700
	$196,000	0.00%, expired maturity ## **	52,430
EUR	2,525,000	0.00%, expired maturity	912,787
	$100,000	0.00%, due 7/25/11	26,750
EUR	200,000	0.00%, due 8/17/12 **	72,300
	100,000	0.00%, due 5/13/13 **	36,150
	200,000	0.00%, due 2/15/17	72,300
CHF	10,000	3.00%, expired maturity	2,494
	$1,284,000	5.50%, expired maturity	343,470
	3,520,000	5.75%, due 10/4/11 ##	941,600
	8,500,000	6.125%, due 10/4/16 ##	2,273,750
	2,400,000	9.75%, due 9/10/15	642,000
	3,575,000	Nationstar Mortgage/Nationstar Capital Corp., 10.875%, due 4/1/15	3,020,875
GBP	875,000	Societe Generale, 8.875%, due 6/16/49 **	1,413,075
		Washington Mutual Bank, * +
	$2,500,000	0.00%, expired maturity	1,075,000
	5,469,000	0.00%, expired maturity	2,351,670
	2,360,000	0.00%, due 2/4/11	1,014,800
		TOTAL FINANCIALS	83,591,826	31.3%

		HEALTH CARE
		HCA, Inc.,
	16,240,000	6.95%, due 5/1/12	16,727,200
	4,000,000	7.875%, due 2/1/11	4,050,000
	3,000,000	8.50%, due 4/15/19 ##	3,345,000
		TOTAL HEALTH CARE	24,122,200	9.0

		INDUSTRIAL
		Accuride Corp.,
	1,311,453	7.50%, due 2/26/20	3,285,190
	3,500,000	9.50%, due 8/1/18 ##	3,683,750
	5,748,000	Chemtura Corp., 6.875%, due 6/1/16 *+	6,624,570
		Delta Airlines, Inc., * +
	11,250,000	7.90%, expired maturity	176,906
	1,000,000	8.30%, expired maturity	14,225
		Lyondell Chemical Worldwide, Inc.,
	9,750,000	8.00%, due 11/1/17 ##	10,651,875
	5,500,000	8.10%, due 3/15/27	5,142,500
	11,270,113	11.00%, due 5/1/18	12,425,300
	4,207,000	Tronox Worldwide LLC/Tronox Finance Corp., 9.50%, due 12/1/12 * +	3,859,922
	210,000	Witco Corp., 6.875%, due 2/1/26 * +	239,925
		TOTAL INDUSTRIAL	46,104,163	17.2

		MATERIAL
	5,000,000	ABI Escrow Corp., 10.25%, due 10/15/18 ##	5,100,000
	600,000	Verso Paper Holdings LLC, 11.375%, due 8/1/16	537,000
		TOTAL MATERIAL	5,637,000	2.1

		TECHNOLOGY
	1,000,000	Freescale Semiconductor, Inc., 10.75%, due 8/1/20 ##	1,002,500
	4,000,000	Zayo Group LLC, 10.25%, due 3/15/17 ##	4,200,000
		TOTAL TECHNOLOGY	5,202,500	2.0

		TELECOMMUNICATION SERVICES
EUR	2,863,000	Hellas Telecommunications Luxembourg III, 8.50%, due 10/15/13 * +	98,016	—	^

		TOTAL CORPORATE BONDS (COST — $242,149,131)	251,183,756	93.9

		ASSET BACKED BONDS #

		CONSUMER CYCLICAL
	$5,000,000	IHOP Franchising LLC, 2007-3A, 7.059%, due 12/20/37	5,512,500	2.1

		FINANCIALS
		Luminent Mortgage Trust,
	22	2006-4 P, 0.00%, due 5/25/46	—
	110,000,000	2006-4 P, 2.41%, due 5/25/46 **	1,513,953
		TOTAL FINANCIALS	1,513,953	0.5

		TOTAL ASSET BACKED BONDS (COST — $6,372,158)	7,026,453	2.6

Par Value		Description	Value	Percentage of Net Assets

		BANK DEBT AND TRADE CLAIMS #

		CONSUMER CYCLICAL
	$2,501,689	Baby Phat, 1st Lien Term Loan A, USDLIBOR plus 5.75%, due 7/18/11 +	$1,475,997
		Carl Zeiss Vision Holding GMBH,
	1,242,088	Term Loan, USDLIBOR plus 2.50%, due 7/24/15	1,034,038
EUR	251,328	Term Loan B, EURIBOR plus 2.50%, due 7/24/15	285,422
	13,891,372	Fox & Hound Restaurant Group, 2nd Lien Term Loan B, USDLIBOR plus 13.50%, due 5/12/11	6,945,686
	5,955,000	Harrah’s Operating Co., Term Loan B4, USDLIBOR plus 7.50%, due 10/31/16	6,103,875
		Lear Corp., * +
	1,000,000	Revolver Tranche A, 0.50%, due 3/23/10 Escrow	7,100
	1,000,000	Revolver Tranche B, 0.50%, due 3/23/10 Escrow	7,100
	1,700,000	Term Loan, USDLIBOR plus 1.75%, due 4/25/12 Escrow	12,070
		Melco PBL Entertainment,
HKD	10,104,095	Term Loan A, HIBOR plus 2.50%, 9/5/14	1,224,036
	$2,469,124	Term Loan A, USDLIBOR plus 2.50%, due 9/5/14	2,320,977
	8,853,557	Michael’s Stores, Inc., Term Loan B-2, USDLIBOR plus 4.50%, due 7/31/16	8,654,352
	3,000,000	Wm. Bolthouse Farms, Inc., 2nd Term Loan, USDLIBOR plus 7.50%, due 8/11/16	3,007,500
		TOTAL CONSUMER CYCLICAL	31,078,153	11.6%

		ENERGY
		Enron Corp., * +
	10,000,000	Trade Claim 13923	—
	11,016,146	Trade Claim 9314	—
	6,000,000	Trade Claim 11342 and 11141	—
	4,000,000	Trade Claim 99004	—
	1,616,742	Trade Claim 99092	1,455
	383,258	Trade Claim 99093	345
	25,000,000	Trade Claim 99191	25,000
		TOTAL ENERGY	26,800	—	^

		FINANCIALS
		BBP Finance Australia Pty Ltd., **
AUD	4,218,358	Term Loan A, AUDLIBOR plus 1.45%, due 9/30/12	3,181,262
	15,014	Term Loan A, AUDLIBOR plus 1.45%, due 9/30/12 (PIK)	11,323
	2,520,102	Revolver B, AUDLIBOR plus 1.45%, due 9/30/12	1,900,527
	8,966	Term Loan B, AUDLIBOR plus 1.45%, due 9/30/12 (PIK)	6,762
	$4,670,705	Blackstone UTP Capital, Term Loan, 7.75%, due 11/6/14	4,694,059
EUR	10,000,000	Kaupthing Bank Revolver, EURIBOR plus 1.295%, expired maturity * +	3,614,997
	$5,000,000	Realogy Corp, 2nd Lien Term Loan B, 13.50%, due 9/24/14	5,325,000
		TOTAL FINANCIALS	18,733,930	7.0

		HEALTH CARE
		Warner Chilcott Corp.,
	1,488,750	Additional Term Loan, USDLIBOR plus 4.0%, due 4/30/15	1,488,750
	3,135,593	Term Loan A-3, USDLIBOR plus 3.75%, due 10/30/14	3,135,594
	1,513,580	Term Loan B-1, USDLIBOR plus 4.00%, due 4/30/15	1,513,580
	2,520,385	Term Loan B-2, USDLIBOR plus 4.00%, due 4/30/15	2,520,385
		TOTAL HEALTH CARE	8,658,309	3.3

		INDUSTRIAL
		A.T.U. Auto-Teile Unger Handels GMBH & Co. KG, Weiden,
EUR	634,912	Term Loan A, EURIBOR plus 2.25%, due 6/29/11	844,462
	1,744,816	Term Loan B, EURIBOR plus 2.625%, due 6/29/12	2,320,686
	1,246,359	Term Loan C, EURIBOR plus 3.125%, due 6/29/13	1,657,715
	$2,351,437	Chemtura Prepetition Revolver, PRIME plus 4.60%, due 7/1/10 * +	2,421,980
	4,987,500	Lyondell Basell Industries, USDLIBOR plus 4.00%, 8/6/16	5,024,906
		Tronox, Inc.,
	11,823,527	Term Loan B1 (DIP), USDLIBOR plus 8.00%, due 6/23/10	11,882,645
	3,176,473	Term Loan B2 (DIP), USDLIBOR plus 8.00%, due 6/23/10	3,192,355
	2,650,440	Wastequip, Inc., Term Loan, 13.00%, due 2/15/15 (PIK)	238,540
		TOTAL INDUSTRIAL	27,583,289	10.3

		INFORMATION TECHNOLOGY
	3,863,000	NPC Group, Inc., 2nd Lien Term Loan, USDLIBOR plus 8.75%, due 9/29/14	3,747,110	1.4

		MATERIALS
		Reynolds Group Holdings Ltd.
	2,000,000	Term Loan A, USDLIBOR plus 4.50%, due 8/28/15	2,000,000
	3,000,000	Term Loan D, USDLIBOR plus 4.75%, due 5/28/16	3,007,500
		TOTAL MATERIALS	5,007,500	1.9

		TOTAL BANK DEBT AND TRADE CLAIMS (COST — $110,706,694)	94,835,091	35.5

Number of Shares

	COMMON STOCKS AND WARRANTS

	CONSUMER CYCLICAL
1,001,485	Adelphia Recovery Trust Series ACC-1 INT * #	$25,037	—	^

	ENERGY
479,200	Infinity Bio-Energy, Ltd. * #	—	—	^

	FINANCIALS
424,166	United Insurance Holdings Corp. *	869,540
60,494	United Insurance Holdings Corp. (Warrants) *	3,938
	TOTAL FINANCIALS	873,478	0.3

Number of Shares	Description	Value	Percentage of Net Assets

	HEALTH CARE
25,006	Alcon, Inc.	$4,170,751	1.6%

	INDUSTRIAL
77,676	Masonite Worldwide Holdings *	2,874,012	1.1
	TOTAL INDUSTRIAL

	MATERIALS
40,000	Potash Corp of Saskatchewan, Inc.	5,761,600	2.2
	TOTAL MATERIALS

	TOTAL COMMON STOCKS AND WARRANTS (COST — $14,814,452)	13,704,878	5.2

	PREFERRED STOCKS

	CONSUMER CYCLICAL
11	Lear Corp. *	868	—	^

	ENERGY
300,000	Enron Corp., 7.00% * # +	—	—	^

	FINANCIALS
	General Motors Liquidation Co., *
400,000	1.50%, 6/1/49, Ser. D	3,120,000
58,100	5.25%, 3/06/32, Ser. B	456,085
553,600	6.25%, 7/15/33, Ser. C	4,373,440
5,950	GMAC, Inc., 7.00%, 12/31/11 ##	5,459,125
	TOTAL FINANCIALS	13,408,650	5.0

	TOTAL PREFERRED STOCKS (COST — $10,602,795)	13,409,518	5.0

	PRIVATE INVESTMENTS * #

	FINANCIALS
42,336	Arias Holdings, LLC, Class A Shares	544,018
252	Investment in Cerberus FIM Investors LLC (membership units)	1,188,470
	TOTAL FINANCIALS	1,732,488	0.6

	INFORMATION TECHNOLOGY
13	Shared Technologies, Inc.	1,588,045	0.6

	TOTAL PRIVATE INVESTMENTS (COST — $18,577,256)	3,320,533	1.2

Contracts
	OPTIONS PURCHASED*
	Put Options
100	Potash Corp of Saskatchewan, Inc., expiring 1/22/11, Strike Price $165.00 (COST $210,100)	234,400	0.1

	TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN AND SECURITY SOLD SHORT (COST — $403,432,586)	383,714,629	143.5

	OPTIONS WRITTEN*
	Call Options
100	Potash Corp of Saskatchewan, Inc., expiring 1/22/11, Strike Price $165.00 (PREMIUM RECEIVED $24,400)	(15,800)	—	^

	SECURITY SOLD SHORT@

Number of Shares

	COMMON STOCK

	CONSUMER CYCLICAL
11	Lear Corp. (PROCEEDS — $1,170)	(868)	—	^

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITY SOLD SHORT	383,697,961	143.5
	OTHER LIABILITIES IN EXCESS OF OTHER ASSETS	(116,324,516)	(43.5)
	NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$267,373,445	100.0%

Notes to Schedule of Investments:

*	Non-income producing security.
**	Reflects rate at September 30, 2010 on variable rate instruments.
#

Securities are valued at fair value per policies adopted by the Board of Directors. At September 30, 2010, $356,390,870 of securities were fair valued, representing 133.3% of net assets applicable to common shareholders.

##	Security is issued under Rule 144A and may be subject to certain restrictions as to resale. Unless otherwise noted, security is deemed liquid.
+	Issuer in default. At September 30, 2010, securities with a value of $81,694,042 were in default, representing 30.6% of net assets applicable to common shareholders.
++	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2010. Maturity date disclosed is the ultimate maturity date.
^	Less than 0.1%
@	Cash collateral in the amount of $6,240,246 has been pledged to cover the Company’s open short positions.

AUDLIBOR - Australian Interbank Offered Rate (Denominated in Australian Dollar currency)

DIP - Debtor-in-possession

EURIBOR - Euro Interbank Offered Rate (Denominated in Euro currency)

HIBOR - Hong Kong Interbank Offered Rate (Denominated in Hong Kong Dollar currency)

PIK -   Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.

PRIME - Base rate U.S. banks charge for commercial loans.

USDLIBOR - London InterBank Offered Rate (Denominated in United States Dollar currency)

Currency Type Abbreviations:

AUD    Australian Dollar

CAD    Canadian Dollar

CHF     Swiss Franc

EUR     Euro

GBP     British Pound

HKD    Hong Kong Dollar

JPY      Japanese Yen

Unfunded Loan Commitments

As of September 30, 2010, the Company had the following unfunded loan commitments of $26,207,344 which could be extended at the option of the borrower:

	Unfunded
	Loan		Fair
Borrower	Commitments	Cost	Value
BBP Finance Australia	$16,487	$(3,831)	$(3,661)
Bresnan Bridge Loan	5,000,000	—	—
Burger King Corp.	5,000,000	—	—
Chemtura Prepetition Revolver	65,857	—	1,976
Reynolds Group Holdings Ltd. Secured Undrawn	6,125,000	—	—
Reynolds Group Holdings Ltd. Unsecured Undrawn	10,000,000	—	—
	$26,207,344	$(3,831)	$(1,685)

At September 30, 2010, the Company had sufficient cash and/or liquid securities to cover the commitments under these contracts.

YORK ENHANCED STRATEGIES FUND, LLC

Schedule of Investments

September 30, 2010 (Unaudited)

As of September 30, 2010, the gross unrealized appreciation/(depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,109,378
Aggregate gross unrealized depreciation	(49,118,285)
Net unrealized depreciation	(26,008,907)

Federal income tax cost of investments	$409,706,868

FORWARD FOREIGN CURRENCY CONTRACTS

York Enhanced Strategies Fund, LLC had the following open forward foreign currency contracts as of September 30, 2010:

	Contracts to Deliver	In Exchange For		Settlement Date	Unrealized Appreciation/ (Depreciation)(1)
Australian Dollar	1,743,335	USD	1,576,587	12/15/2010	$(95,171)
Danish Krone	7,000,000	USD	1,209,859	12/15/2010	(72,064)
Euro	21,819,242	USD	28,171,248	12/15/2010	(1,599,488)
Hong Kong Dollar	9,103	USD	1,173	10/4/2010	—
Hong Kong Dollar	9,061,096	USD	1,166,555	12/15/2010	(1,047)
Norwegian Krone	13,000,000	USD	2,111,898	12/15/2010	(98,763)
Pound Sterling	5,326,486	USD	8,297,166	12/15/2010	(91,681)
Swedish Krona	8,500,000	USD	1,170,702	12/15/2010	(89,520)
United States Dollar	1,195,622	EUR	876,813	10/4/2010	1,404
United States Dollar	1,998,232	EUR	1,515,709	12/15/2010	69,840
United States Dollar	3,114,078	GBP	1,981,596	10/4/2010	8,523
United States Dollar	764,747	NOK	4,500,000	12/15/2010	482
					$(1,967,485)

(1)          The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2010.

Currency Type Abbreviations:

EUR - Euro

GBP - Pound Sterling

NOK - Norwegian Krone

USD - United States Dollar

YORK ENHANCED STRATEGIES FUND, LLC

September 30, 2010 (Unaudited)

Various inputs are used in determining the value of the Company’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Company’s investments and financial instruments carried at fair value.  Industry breakdowns for the investments and financial instruments can be found in the schedule of investments.

	Level I	Level II	Level III	Total
Investments in Securities - Assets
Corporate Bonds	$—	$—	$251,183,756	$251,183,756
Asset Backed Bonds	—	—	7,026,453	7,026,453
Bank Debt and Trade Claims	—	—	94,835,091	94,835,091
Common Stocks and Warrants	10,801,891	2,877,950	25,037	13,704,878
Preferred Stocks	—	13,409,518	—	13,409,518
Private Investments	—	—	3,320,533	3,320,533
Options Purchased	234,400	—	—	234,400
	$11,036,291	$16,287,468	$356,390,870	$383,714,629
Other Financial Instruments* - Assets
Foreign Forward Currency Contracts		80,249
Investments in Securities - Liabilities
Common Stock	(868)			(868)
Options Written	(15,800)	—	—	(15,800)
Other Financial Instruments* - Liabilities
Foreign Forward Currency Contracts	—	(2,047,734)	—
Unfunded Loan Commitments	—	—	(1,685)
Total	$11,019,623	$14,319,983	$356,389,185

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate	Asset Backed	Bank Debt	Common Stocks	Preferred		Other Financial
	Bonds	Bonds	and Trade Claims	and Warrants	Stocks	Private Investments	Instruments (OFI)*
Balance as of 12/31/09	$193,245,607	$4,542,498	$163,022,982	$—	$4,868,630	$5,920,462	$(13,453)
Realized gain (loss), net	12,341,693	(1,618,944)	(1,843,589)	—	—	(8,987,964)	—
Change in unrealized appreciation (depreciation), net	(1,624,114)	2,257,504	(6,074,675)	(15,861)	—	10,367,251	—
Accretion (amortization) of discounts/premiums, net	3,616,613	(104,232)	4,917,131	—	—	—	—
Net purchases (sales)	46,210,539	1,949,627	(65,186,758)	8,850	—	(3,979,216)	11,768
Transfers in and/or out of Level III**	(2,606,582)	—	—	32,048	(4,868,630)	—	—
Balance as of 9/30/2010	$251,183,756	$7,026,453	$94,835,091	$25,037	$—	$3,320,533	$(1,685)

Net change in unrealized appreciation (depreciation) of investments still held as of 9/30/2010	$1,330,508

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forwards, which are valued at the unrealized appreciation/depreciation on the instrument and unfunded loan commitments.

** Transfers are calculated based on the beginning of period values.

York Enhanced Strategies Fund, LLC

Schedule of Investments (Unaudited)

September 30, 2010

YORK ENHANCED STRATEGIES FUND, LLC

NOTES TO SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

NET ASSET VALUE CALCULATION - The net asset value per common share of the Company will be calculated as of the last business day of each calendar quarter, in connection with each issuance of Common Shares by the Company, as of each distribution declaration date (after giving effect to the relevant distribution), and on such other dates as determined by the Investment Manager or the Board of Directors.

SECURITY VALUATION - Investments in securities traded on a nationally recognized securities exchange or over-the-counter market will generally be valued at the closing price on such exchange or market. Securities not traded on a nationally recognized securities exchange or over-the-counter market are recorded at their fair value as determined in good faith by the Investment Manager, in consultation with the valuation committee pursuant to procedures approved by the Board of Directors. Such procedures consider prices obtained from one or more brokerage firms or financial institutions making markets in these instruments.  The market for such investments may become illiquid from time to time as a result of adverse market conditions, regulatory developments or other factors.  Also, there may be only a single or limited number of market makers for certain of the Company’s investments. Accordingly, the market for such investments may be thinly traded and prices quoted more volatile than would be the case with more established markets. Because of the inherent uncertainty of valuation, estimated fair values do not necessarily represent amounts that might be ultimately realized, since such amounts depend on future circumstances, and the differences could be material.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized and reported in a timely manner.

(b) There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the third quarter of 2010 that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting other than as set forth below.

Registrant’s management concluded that there was a material weakness in the Registrant’s internal control over financial reporting regarding the monitoring of partnership investments held by the Registrant.  Because the Registrant has elected to be a regulated investment company (a “RIC”) under the Internal Revenue Code, the Registrant must derive at least ninety percent of its gross income from dividends, interest payments and gains from the sale or other disposition of securities or foreign currencies (“qualifying income”).  In the event the Registrant does not satisfy the ninety percent gross income test, the Registrant would be subject to corporate income taxes. Based on a careful analysis of the partnership investments held by the Registrant, it was concluded that the Registrant did satisfy the ninety percent gross income test despite the fact that the Registrant did not sufficiently monitor the tax status of its partnership investments in order to properly classify income in such investments as qualifying income or non-qualifying income.  As a consequence, the completion of the audit of the Registrant’s 2009 financial statements was delayed and the Registrant’s reporting and filings with the Securities and Exchange Commission were not made on a timely basis.

During the third quarter of 2010, remediation steps have been taken regarding the Registrant’s internal controls over financial reporting to address the material weakness described above. The remediation steps include instructing trading personnel to purchase partnership investments only through a blocker entity.  Additionally, all partnership investments will be reviewed by the Registrant’s Director of Tax, and/or internal or external counsel, as necessary, before a partnership investment can be made by the Registrant.

ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

York Enhanced Strategies Fund, LLC

By:	/s/ Jeffrey A. Weber
Name: Jeffrey A. Weber
Title: President

Date: November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James G. Dinan
Name: James G. Dinan
Title: Chief Executive Officer (principal executive officer)

Date: November 24, 2010

By:	/s/ Adam J. Semler
Name: Adam J. Semler
Title: Chief Financial Officer and Secretary (principal financial officer)

Date: November 24, 2010